Structured entities - Narrative (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
STRUCTURED ENTITIES (Details) - Narrative [Line Items]
Loans and advances to customers	£ 449,745	£ 454,899	[1]	£ 448,567	[1]
Other	742	614
Assets and liabilities held in consolidated collective investment vehicles	58,351	54,749
Fee and commission income	2,926	2,790	[2],[3]	£ 2,608	[2]
Assets transferred to structured entities, at time of transfer	5,625
Gain (loss) recognised on assets transferred	31
Securitisation vehicles
STRUCTURED ENTITIES (Details) - Narrative [Line Items]
Income from structured entities	0	0
Non-current financial assets at fair value through profit or loss	4,142
Income from continuing involvement in derecognised financial assets	133
Unconsolidated
STRUCTURED ENTITIES (Details) - Narrative [Line Items]
Fee and commission income	72	80
Cancara
STRUCTURED ENTITIES (Details) - Narrative [Line Items]
Financial assets pledged as collateral for liabilities or contingent liabilities	2,808	2,357
Loans and advances to customers	1,521	1,464
Asset-backed securities	698	850
Cancara | Financial assets at fair value through profit or loss
STRUCTURED ENTITIES (Details) - Narrative [Line Items]
Other	£ 589	£ 43

[1]	1 Restated for presentational changes and for the adoption of IFRS 17; see notes 1 and 54.
[2]	2 Restated for presentational changes; see note 1.
[3]	1 Restated for the adoption of IFRS 17; see notes 1 and 54.